Offerings - Offering: 1	Sep. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share, reserved for issuance pursuant to Dolby Laboratories, Inc. 2026 Inducement Stock Plan (the "Inducement Plan")
Amount Registered | shares	2,500,000
Maximum Aggregate Offering Price	$ 153,587,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,210.43
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of the Registrant's Class A common stock ("Class A Common Stock") that become issuable under the Inducement Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Class A Common Stock. Consists of shares of the Class A Common Stock underlying the shares reserved for issuance under the Inducement Plan. Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the Registrant's registration fee on the basis of $61.44 per share, which is the average of the high and low prices of the Class A Common Stock, as reported on the New York Stock Exchange, on September 4, 2026.